EQUITY	12 Months Ended
Dec. 31, 2020
Equity [abstract]
EQUITY	EQUITY
    As at December 31, 2020, Brookfield Business Partners L.P.’s capital structure comprises two classes of partnership units; LP Units and GP Units. LP Units entitle the holder to their proportionate share of distributions. General partnership units entitle the holder the right to govern the financial and operating policies of Brookfield Business Partners L.P. The GP Units are not quantitatively material to the financial statements and therefore have not been separately presented on the consolidated statements of financial position.
    Holding LP's capital structure comprises three classes of partnership units: managing GP Units held by Brookfield Business Partners L.P., special LP Units held by Brookfield and Redemption-Exchange Units held by Brookfield.
    In its capacity as the holder of the special limited partner units of the Holding LP, the special limited partner is entitled to incentive distribution rights which are based on a 20% increase in the unit price of the partnership over an initial threshold based on the volume-weighted average price of the units, subject to a high water mark. During the year ended December 31, 2020, the weighted average price was below the threshold of $41.96 per unit, resulting in an incentive distribution of $nil (2019: $nil).
    As at December 31, 2020, Holding LP has issued 69.7 million Redemption-Exchange Units to Brookfield. Both the LP and GP Units issued by Brookfield Business Partners L.P. and the Redemption-Exchange Units issued by the Holding LP have the same economic attributes in all respects, except for the redemption right described in Note 1(b)(i).
    As part of the spin-off, Brookfield subscribed for $15 million of preferred shares and $250 million of LP Units. The rights of the preferred shareholders are described in Note 1(b)(ii).
    For the year ended December 31, 2020, the partnership distributed dividends to limited partner, general partner and redemption-exchange unitholders of $37 million, or approximately $0.25 per partnership unit (2019: $35 million). For the year ended December 31, 2020, the partnership distributed to others who have interests in the operating subsidiaries $1,225 million, primarily resulting from the distributions of proceeds on the sale of the partnership’s cold storage logistics business, a GrafTech International Limited (“GrafTech”) distribution in kind and distributions received from Westinghouse and Sagen (2019: $1,678 million).
    During the year ended December 31, 2020, the partnership repurchased and canceled 1,858,671 LP Units (2019: 202,143).
(a)General and limited partnership units
    GP Units and LP Units outstanding are as follows:

	GP Units		LP Units		Total
UNITS	2020	2019	2020	2019	2020	2019
Authorized and issued
Opening balance	4	4	80,890,655	66,185,798	80,890,659	66,185,802
Repurchased and canceled	—	—	(1,858,671)	(202,143)	(1,858,671)	(202,143)
Issued for cash	—	—	—	14,907,000	—	14,907,000
On issue at December 31	4	4	79,031,984	80,890,655	79,031,988	80,890,659
    The weighted average number of GP Units outstanding for the year ended December 31, 2020 was 4 (2019: 4). The weighted average number of LP Units outstanding for the year ended December 31, 2020 was 80.2 million (2019: 73.6 million).
Earnings per limited partner unit
    Net loss attributable to limited partnership unitholders was $91 million for the year ended December 31, 2020 (2019: net income of $43 million).
(b)Redemption-Exchange Units held by Brookfield

	Redemption-Exchange Units held by Brookfield
UNITS	2020	2019
Authorized and issued
Opening balance	69,705,497	63,095,497
Issued for cash	—	6,610,000
On issue at December 31	69,705,497	69,705,497
    The weighted average number of Redemption-Exchange Units outstanding for the year ended December 31, 2020 was 69.7 million (2019: 66.4 million).
(c)Special limited partner units held by Brookfield

	Special Limited Partner Units held by Brookfield
UNITS	2020	2019
Authorized and issued
Opening balance	4	4
On issue at December 31	4	4
    The weighted average number of special limited partner units outstanding for the year ended December 31, 2020 was 4 (2019: 4).
(d)Preferred shares held by Brookfield

	Preferred Shares held by Brookfield
UNITS	2020	2019
Authorized and issued
Opening balance	200,002	200,002
On issue at December 31	200,002	200,002